Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Beginning balance	$ 391,529		$ 389,130	$ 387,273
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(26)			1
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries			15
Share-based payment transactions of subsidiaries	33		89	73
Ending balance	392,719	$ 12,826	391,529	389,130
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	1		1	0
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				1
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	(26)		0
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	(25)		1	1
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,138		2,106	2,089
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		5
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	8		27	17
Ending balance	2,146		2,138	2,106
Difference between consideration received or paid and carrying amount of subsidiaries net assets during actual disposal or acquisition [Member]
Beginning balance	987		987	987
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	987		987	987
Donated capital [Member]
Beginning balance	25		23	21
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	27		25	23
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,844		149,810	149,790
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(26)			1
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	(26)		5
Actual acquisition of interests in subsidiaries	0
Share-based payment transactions of subsidiaries	8		27	17
Ending balance	$ 149,828	$ 4,893	$ 149,844	$ 149,810